CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN ACCOUNTING POLICIES

Effective January 1, 2019, the Company, for the first time, has applied IFRS 16 Leases (as issued by the IASB in January 2016) effective January 1, 2019, using the modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information and continues to be reported under IAS 17, Leases and IFRIC 4, Determining Whether an Arrangement Contains a Lease. IFRS 16 introduces new or amended requirements with respect to lease accounting. It introduces changes to the lessee accounting by removing the distinction between operating and finance leases and requiring the recognition of a right-of-use asset and a lease liability at the lease commencement for all leases, except for short-term leases and leases of low value assets. In contrast to lessee accounting, the requirements for lessor accounting have remained largely unchanged.

The Company’s leases consist of corporate office lease arrangements. The Company, on adoption of IFRS 16, recognized lease liabilities in relation to office leases which had previously been classified as operating leases under the principles of IAS 17. In relation, under the principles of the new standard these leases are measured as lease liabilities at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019. The associated right-of-use asset has been measured at the amount equal to the lease liability on January 1, 2019. The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset (refer to Note 12 and Note 16).

Furthermore, the right-of-use asset may be reduced due to impairment losses.

The following table reconciles the Company’s operating lease commitments at December 31, 2018, as previously disclosed in the Company’s Annual Financial Statements, to the lease liability recognized on adoption of IFRS 16 at January 1, 2019:

Adoption of IFRS 16
Lease commitments as at December 31, 2018	$124,556
Leass short-term commitments	(32,313)
92,243
Impact of discounting	(10,626)
Lease liability as of January 1, 2019	$81617